As filed with the Securities and Exchange Commission on October 9, 1998

                            Registration No. 33-76334
                            Registration No. 811-5343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             Registration Statement Under the Securities Act of 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 14

            For Registration Under the Investment Company Act of 1940
                                Amendment No. 34

                       Life of Virginia Separate Account 4
                           (Exact Name of Registrant)

                     The Life Insurance Company of Virginia
                               (Name of Depositor)
                              6610 W. Broad Street
                            Richmond, Virginia 23230
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000



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                           Patricia L. Dysart, Esquire
                          Assistant Vice President and
                            Associate General Counsel
                     The Life Insurance Company of Virginia
                              6610 W. Broad Street
                            Richmond, Virginia 23230


                                    Copy to:
                            Stephen E. Roth, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.


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(Name and address of Agent for Service)

It is proposed that this filing will become effective:

_X immediately upon filing pursuant to paragraph (b) of Rule 485 on October 12, 1998 pursuant to paragraph (b) on Rule 485
___ 60  days  after  filing  pursuant  to  paragraph  (a)  of  Rule  495  ___ on
______________ pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:
Interests in a Separate Account under Flexible Premium Variable Deferred
 Annuity Policies

Filing Fee:  None


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                       LIFE OF VIRGINIA SEPARATE ACCOUNT 4
                        SUPPLEMENT DATED OCTOBER 12, 1998
                                TO THE PROSPECTUS
                             DATED OCTOBER 12, 1998
            FOR THE FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
                                Form P1150 10/98
                                 Form P1143 4/94

                                   Offered by
                     THE LIFE INSURANCE COMPANY OF VIRGINIA
                             6610 West Broad Street
                               Richmond, VA 23230
                                 (804) 281-6000


The purpose of this Supplement is to make certain changes to the prospectus dated October 12, 1998. These changes are described below. The Company drafted these changes as replacements to certain information in the prospectus. References to where these changes should be made are provided.

Delete the subsection "Availability of Certain Features" in the "Summary" section and replace with the following:

Availability of Certain Features

         This prospectus describes features of Policy Form P1150 10/98. In states or markets where P1150 10/98 is not available, Policy Form P1143 4/94 is used. Differences between them are described in the Appendix, together with matters pertaining to policies issued prior to October 12, 1998.

In the "Systematic Withdrawals" subsection of the "Distributions Under the Policy" section:

   Delete the first and second sentences of the first paragraph and replace with the following:

         The Owner may elect in writing to make a series of partial surrenders ("Systematic Withdrawals") in equal installments, adding up, in a 12 month period beginning with the date of the first payment, to an amount not to exceed the amount that may be withdrawn without a surrender charge. (See Surrender Charge and Reduced Charges on Certain Surrenders).

   Delete item number "3)" from the third paragraph and replace it with the following:

         3) the total amount to be withdrawn during that 12-month period, including amounts already paid, remains limited to the amount that may be withdrawn without a surrender charge. (See Surrender Charge and Reduced Charges on Certain Surrenders).

Delete the first sentence in the Appendix and replace with the following:

     The purpose of this appendix is to show certain benefits for Policies issued on or before Octrober 12, 1998 or after October 12, 1998 for those states or markets where Policy Form P1150 10/98 is not available.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPETUS.
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All other information,  including exhibits, of Post-Effective Amendment No.13 to this registration statement as filed on September 30, 1998 are incorporated herein by reference.


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                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Life of Virginia Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 9th of October, 1998.


                  Life of Virginia Separate Account 4
                      (Registrant)


  By:__/s/SELWYN L. FLOURNOY, JR.__
     Selwyn L. Flournoy, Jr.
     Senior Vice President
     The Life Insurance Company of Virginia


                  The Life Insurance Company of Virginia
                      (Depositor)


  By:_/s/SELWYN L. FLOURNOY, JR.___
     Selwyn L. Flournoy, Jr.
     Senior Vice President










Given under my hand this 9TH day of October, 1998 in the City/County of Henrico, Commonwealth of Virginia.


/s/LAURA C. DEUSEBIO
Laura C. Deusebio - Notary Public

My Commission Expires January 31, 2000


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As required by the Securities Act of 1933, this registration  statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                 Title                                 Date


RONALD V. DOLAN           Director, Chairman of the Board       10/9/98
Ronald V. Dolan


PAMELA S. SCHUTZ          Director and President                10/9/98
Pamela S. Schutz

/s/SELWYN L. FLOURNOY, JR. Director, Senior Vice President       10/9/98
Selwyn L. Flournoy, Jr.


LINDA L. LANAM            Director, Senior Vice President       10/9/98
Linda L. Lanam


ROBERT D. CHINN           Director, Senior Vice President       10/9/98
Robert D. Chinn


VICTOR C. MOSES           Director                              10/9/98
Victor C. Moses

GEOFFREY S. STIFF         Director                              10/9/98
Geoffrey S. Stiff



By /s/SELWYN L. FLOURNOY, JR., pursuant to Power of Attorney executed on April 16, 1997.



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